VY® T. Rowe Price Diversified Mid Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS
As of March 31, 2023 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.9%
		Communication Services: 3.2%
17,900		Electronic Arts, Inc.	$2,156,055	0.2
45,500	(1)	Endeavor Group Holdings, Inc.	1,088,815	0.1
123,700		Fox Corp. - Class B	3,873,047	0.4
78,031	(1)	Match Group, Inc.	2,995,610	0.3
74,500		Omnicom Group	7,028,330	0.7
9,500	(1)	Spotify Technology SA	1,269,390	0.2
25,600	(1)	Take-Two Interactive Software, Inc.	3,054,080	0.3
149,973	(1)	Trade Desk, Inc./The	9,134,856	0.9
38,268	(1)	ZoomInfo Technologies, Inc.	945,602	0.1
			31,545,785	3.2

		Consumer Discretionary: 15.2%
12,800	(1)	Aptiv PLC	1,436,032	0.2
5,500	(1)	Autozone, Inc.	13,519,825	1.4
13,200	(1)	Bright Horizons Family Solutions, Inc.	1,016,268	0.1
13,100	(1)	Burlington Stores, Inc.	2,647,510	0.3
36,900	(1)	Caesars Entertainment, Inc.	1,801,089	0.2
28,719	(1),(2)	Chewy, Inc.	1,073,516	0.1
7,550	(1)	Chipotle Mexican Grill, Inc.	12,897,589	1.3
10,000		Churchill Downs, Inc.	2,570,500	0.3
33,200		Darden Restaurants, Inc.	5,151,312	0.5
9,700		Domino's Pizza, Inc.	3,199,739	0.3
58,100	(1)	DraftKings, Inc.	1,124,816	0.1
13,700	(1)	Etsy, Inc.	1,525,221	0.2
20,369	(1)	Five Below, Inc.	4,195,403	0.4
28,800	(1),(2)	Floor & Decor Holdings, Inc.	2,828,736	0.3
99,500		Hilton Worldwide Holdings, Inc.	14,016,565	1.4
32,600	(1)	Lululemon Athletica, Inc.	11,872,594	1.2
59,000	(1)	Mattel, Inc.	1,086,190	0.1
86,900		MGM Resorts International	3,860,098	0.4
14,081	(1),(2)	Mobileye Global, Inc.	609,285	0.1
929	(1)	NVR, Inc.	5,176,565	0.5
19,500	(1),(2)	Ollie's Bargain Outlet Holdings, Inc.	1,129,830	0.1
11,700	(1)	O'Reilly Automotive, Inc.	9,933,066	1.0
13,200		Papa Johns International, Inc.	989,076	0.1
14,200		Pool Corp.	4,862,648	0.5
47,981		Restaurant Brands International, Inc.	3,221,444	0.3
3,800	(1)	RH	925,490	0.1
65,900		Ross Stores, Inc.	6,993,967	0.7
16,700		Service Corp. International	1,148,626	0.1
25,400	(1)	Skechers USA, Inc.	1,207,008	0.1
42,600		Tractor Supply Co.	10,012,704	1.0
16,321	(1)	Ulta Beauty, Inc.	8,905,880	0.9
10,200		Vail Resorts, Inc.	2,383,536	0.3
17,100		Williams-Sonoma, Inc.	2,080,386	0.2
10,300	(1)	Wynn Resorts Ltd.	1,152,673	0.1
23,300		Yum! Brands, Inc.	3,077,464	0.3
			149,632,651	15.2

		Consumer Staples: 3.4%
94,100	(1)	BJ's Wholesale Club Holdings, Inc.	7,158,187	0.8
51,075		Brown-Forman Corp. - Class B	3,282,590	0.4
5,500		Casey's General Stores, Inc.	1,190,530	0.1
11,400		Church & Dwight Co., Inc.	1,007,874	0.1
5,100		Constellation Brands, Inc.	1,152,039	0.1
17,700	(1)	Darling Ingredients, Inc.	1,033,680	0.1
15,200	(1)	Dollar Tree, Inc.	2,181,960	0.2
39,600		Hershey Co.	10,074,636	1.0
22,200	(1)	Monster Beverage Corp.	1,199,022	0.1
63,900	(1)	Performance Food Group Co.	3,855,726	0.4
17,389		Tyson Foods, Inc.	1,031,516	0.1
			33,167,760	3.4

		Energy: 4.9%
26,000		APA Corp.	937,560	0.1
37,600		Cheniere Energy, Inc.	5,925,760	0.6
115,000		Coterra Energy, Inc.	2,822,100	0.3
122,100		Devon Energy Corp.	6,179,481	0.6
34,800		Diamondback Energy, Inc.	4,703,916	0.5
177,500		Halliburton Co.	5,616,100	0.6
44,800		Hess Corp.	5,928,832	0.6
41,200		Magnolia Oil & Gas Corp.	901,456	0.1
16,200		Matador Resources Co.	771,930	0.1
20,300		Pioneer Natural Resources Co.	4,146,072	0.4
44	(1),(3),(4)	Venture Global LNG, Inc. - Series B	753,650	0.1
560	(1),(3),(4)	Venture Global LNG, Inc. - Series C	9,591,904	0.9
			48,278,761	4.9

		Financials: 6.9%
102,200		Apollo Global Management, Inc.	6,454,952	0.7
41,300		Arthur J. Gallagher & Co.	7,901,103	0.8
6,100		Assurant, Inc.	732,427	0.1
12,000	(1)	Block, Inc.	823,800	0.1
117,600		Blue Owl Capital, Inc.	1,303,008	0.1
9,033		Cboe Global Markets, Inc.	1,212,590	0.1
9,700		Discover Financial Services	958,748	0.1
10,200	(1)	Euronet Worldwide, Inc.	1,141,380	0.1
14,100		Factset Research Systems, Inc.	5,852,769	0.6
28,800	(1)	FleetCor Technologies, Inc.	6,072,480	0.6
114,100		Hartford Financial Services Group, Inc.	7,951,629	0.8

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS
As of March 31, 2023 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
23,300		LPL Financial Holdings, Inc.	$4,715,920	0.5
10,800		MarketAxess Holdings, Inc.	4,225,932	0.4
3,200		Moody's Corp.	979,264	0.1
4,600		Morningstar, Inc.	933,938	0.1
18,100		MSCI, Inc. - Class A	10,130,389	1.0
39,100	(1)	Ryan Specialty Holdings, Inc.	1,573,384	0.2
40,819		Tradeweb Markets, Inc.	3,225,517	0.3
10,799	(1)	WEX, Inc.	1,985,828	0.2
			68,175,058	6.9

		Health Care: 15.6%
15,399	(1)	Acadia Healthcare Co., Inc.	1,112,578	0.1
75,600		Agilent Technologies, Inc.	10,458,504	1.1
5,000	(1)	Align Technology, Inc.	1,670,700	0.2
29,600	(1)	Alnylam Pharmaceuticals, Inc.	5,929,472	0.6
9,300	(1)	Amedisys, Inc.	684,015	0.1
17,000	(1)	Apellis Pharmaceuticals, Inc.	1,121,320	0.1
5,685	(1)	Argenx SE ADR	2,118,117	0.2
10,000	(1)	Ascendis Pharma A/S ADR	1,072,200	0.1
48,443	(1)	Avantor, Inc.	1,024,085	0.1
10,300	(1)	BioMarin Pharmaceutical, Inc.	1,001,572	0.1
7,400		BioNTech SE ADR	921,818	0.1
4,300	(1)	Bio-Rad Laboratories, Inc.	2,059,786	0.2
65,600		Bio-Techne Corp.	4,866,864	0.5
22,800	(1)	Blueprint Medicines Corp.	1,025,772	0.1
39,300		Bruker Corp.	3,098,412	0.3
16,384	(1)	Catalent, Inc.	1,076,593	0.1
14,128	(1)	Centene Corp.	893,031	0.1
17,400	(1)	Charles River Laboratories International, Inc.	3,511,668	0.4
109,200	(1)	DexCom, Inc.	12,686,856	1.3
29,300	(1)	Exact Sciences Corp.	1,986,833	0.2
44,000	(1)	Genmab A/S ADR	1,661,440	0.2
4,000	(1)	Idexx Laboratories, Inc.	2,000,320	0.2
14,600	(1)	Incyte Corp., Ltd.	1,055,142	0.1
3,700	(1)	Inspire Medical Systems, Inc.	866,059	0.1
22,500	(1)	Insulet Corp.	7,176,600	0.7
49,100	(1)	IQVIA Holdings, Inc.	9,765,499	1.0
5,682	(1)	Karuna Therapeutics, Inc.	1,032,078	0.1
20,300	(1)	Lantheus Holdings, Inc.	1,675,968	0.2
20,500	(1)	Legend Biotech Corp. ADR	988,510	0.1
33,191		McKesson Corp.	11,817,656	1.2
6,600	(1)	Mettler Toledo International, Inc.	10,099,386	1.0
19,900	(1)	Molina Healthcare, Inc.	5,323,051	0.6
37,879	(1)	Neurocrine Biosciences, Inc.	3,834,112	0.4
36,200	(1)	Novocure Ltd.	2,177,068	0.2
11,500	(1)	Penumbra, Inc.	3,204,935	0.3
12,500	(1)	QuidelOrtho Corp.	1,113,625	0.1
19,686	(1),(2)	Repligen Corp.	3,314,335	0.3
36,000		Resmed, Inc.	7,883,640	0.8
27,888		Royalty Pharma PLC	1,004,805	0.1
21,700	(1)	Sarepta Therapeutics, Inc.	2,990,911	0.3
13,100	(1)	Shockwave Medical, Inc.	2,840,473	0.3
5,600		STERIS Public Ltd. Co.	1,071,168	0.1
3,500		Teleflex, Inc.	886,585	0.1
33,600	(1)	Veeva Systems, Inc.	6,175,344	0.6
15,300		West Pharmaceutical Services, Inc.	5,300,991	0.5
			153,579,897	15.6

		Industrials: 18.6%
71,400	(1)	Alaska Air Group, Inc.	2,995,944	0.3
11,500		Allegion Public Ltd.	1,227,395	0.1
8,062		Ametek, Inc.	1,171,650	0.1
17,000		AO Smith Corp.	1,175,550	0.1
20,900	(1)	Axon Enterprise, Inc.	4,699,365	0.5
17,064		Booz Allen Hamilton Holding Corp.	1,581,662	0.2
34,400		Broadridge Financial Solutions, Inc. ADR	5,042,008	0.5
18,100		BWX Technologies, Inc.	1,141,024	0.1
23,400		Carrier Global Corp.	1,070,550	0.1
23,100		Cintas Corp.	10,687,908	1.1
27,200	(1)	Clean Harbors, Inc.	3,877,632	0.4
120,600	(1)	Copart, Inc.	9,070,326	0.9
41,045	(1)	CoStar Group, Inc.	2,825,948	0.3
14,987		Equifax, Inc.	3,039,963	0.3
10,600		Expeditors International Washington, Inc.	1,167,272	0.1
184,800		Fastenal Co.	9,968,112	1.0
18,200		Ferguson PLC	2,434,250	0.3
17,975		Fortune Brands Innovations, Inc.	1,055,672	0.1
6,200	(1),(2)	FTI Consulting, Inc.	1,223,570	0.1
13,800		Graco, Inc.	1,007,538	0.1
11,100		Heico Corp. - HEI	1,898,544	0.2
15,300		Hexcel Corp.	1,044,225	0.1
44,800		Howmet Aerospace, Inc.	1,898,176	0.2
13,500		Hubbell, Inc.	3,284,685	0.3
5,300		Huntington Ingalls Industries, Inc.	1,097,206	0.1
4,700		IDEX Corp.	1,085,841	0.1
26,500		JB Hunt Transport Services, Inc.	4,649,690	0.5
35,900		KBR, Inc.	1,976,295	0.2
6,300		Landstar System, Inc.	1,129,338	0.1
11,600		Leidos Holdings, Inc.	1,067,896	0.1
17,400	(1)	Middleby Corp.	2,551,014	0.3
25,150		Old Dominion Freight Line	8,572,126	0.9
13,300		Otis Worldwide Corp.	1,122,520	0.1
15,600		Paccar, Inc.	1,141,920	0.1
95,900		Paychex, Inc.	10,989,181	1.1
30,400		Quanta Services, Inc.	5,065,856	0.5
38,700		Republic Services, Inc.	5,233,014	0.5
16,100		Ritchie Bros Auctioneers, Inc.	906,269	0.1
19,400		Rockwell Automation, Inc.	5,692,930	0.6
27,737		Rollins, Inc.	1,040,970	0.1

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS
As of March 31, 2023 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
28,000	(1)	SiteOne Landscape Supply, Inc.	$3,832,360	0.4
75,100		Southwest Airlines Co.	2,443,754	0.3
19,135		SS&C Technologies Holdings, Inc.	1,080,553	0.1
30,400		Toro Co.	3,379,264	0.4
36,000		Trane Technologies PLC	6,623,280	0.7
8,196		TransDigm Group, Inc.	6,040,862	0.6
30,200		TransUnion	1,876,628	0.2
41,800	(1)	Trex Co., Inc.	2,034,406	0.2
21,400	(1)	United Airlines Holdings, Inc.	946,950	0.1
10,400		United Rentals, Inc.	4,115,904	0.4
14,900		Valmont Industries, Inc.	4,757,272	0.5
31,556		Verisk Analytics, Inc.	6,054,334	0.6
30,750		Waste Connections, Inc.	4,276,403	0.4
15,600		Watsco, Inc.	4,963,296	0.5
9,200		Westinghouse Air Brake Technologies Corp.	929,752	0.1
49,500	(1)	WillScot Mobile Mini Holdings Corp.	2,320,560	0.2
			183,586,613	18.6

		Information Technology: 25.8%
144,800		Amphenol Corp.	11,833,056	1.2
12,700	(1)	ANSYS, Inc.	4,226,560	0.4
38,900	(1)	AppLovin Corp.	612,675	0.1
64,200	(1)	Arista Networks, Inc.	10,776,612	1.1
9,843	(1)	Aspen Technology, Inc.	2,252,767	0.2
62,681		Bentley Systems, Inc.	2,694,656	0.3
13,200	(1)	Bill.com Holdings, Inc.	1,071,048	0.1
29,934	(1)	Black Knight, Inc.	1,723,001	0.2
66,400	(1)	Cadence Design Systems, Inc.	13,949,976	1.4
42,100		CDW Corp.	8,204,869	0.8
29,203	(1)	Ceridian HCM Holding, Inc.	2,138,244	0.2
23,600		Cognex Corp.	1,169,380	0.1
27,348	(1)	Confluent, Inc.	658,266	0.1
67,297	(1)	Crowdstrike Holdings, Inc.	9,237,186	1.0
33,960	(1),(3),(4)	Databricks, Inc.	2,037,600	0.2
77,146	(1)	Datadog, Inc.	5,605,428	0.6
32,100	(1)	Descartes Systems Group, Inc./The	2,587,581	0.3
43,000	(1)	DoubleVerify Holdings, Inc.	1,296,450	0.1
26,437	(1)	Dynatrace, Inc.	1,118,285	0.1
13,191	(1)	Endava PLC ADR	886,171	0.1
52,500	(1)	Enphase Energy, Inc.	11,039,700	1.1
60,500		Entegris, Inc.	4,961,605	0.5
10,500	(1)	EPAM Systems, Inc.	3,139,500	0.3
8,500	(1)	Fair Isaac Corp.	5,972,865	0.6
4,600	(1)	First Solar, Inc.	1,000,500	0.1
193,000	(1)	Fortinet, Inc.	12,826,780	1.3
23,100	(1)	Gartner, Inc.	7,525,287	0.8
6,300	(1)	Globant SA	1,033,263	0.1
12,266	(1)	HubSpot, Inc.	5,259,048	0.6
65,300	(1),(2)	Informatica, Inc.	1,070,920	0.1
26,050	(1)	Keysight Technologies, Inc.	4,206,554	0.4
5,600		KLA Corp.	2,235,352	0.2
41,200	(1)	Lattice Semiconductor Corp.	3,934,600	0.4
4,300		Littelfuse, Inc.	1,152,787	0.1
20,200	(1)	Manhattan Associates, Inc.	3,127,970	0.3
23,048		Marvell Technology, Inc.	997,978	0.1
132,334		Microchip Technology, Inc.	11,086,943	1.1
11,000		MKS Instruments, Inc.	974,820	0.1
17,839	(1)	MongoDB, Inc.	4,158,628	0.4
15,800		Monolithic Power Systems, Inc.	7,908,532	0.8
14,700		Motorola Solutions, Inc.	4,206,111	0.4
43,282	(1)	nCino, Inc.	1,072,528	0.1
85,600	(1)	ON Semiconductor Corp.	7,046,592	0.7
26,300	(1)	Palo Alto Networks, Inc.	5,253,162	0.6
20,300	(1)	Paycom Software, Inc.	6,171,403	0.6
39,700	(1)	Paycor HCM, Inc.	1,052,844	0.1
16,400	(1)	Paylocity Holding Corp.	3,259,992	0.3
16,536	(1)	Procore Technologies, Inc.	1,035,650	0.1
33,275	(1)	PTC, Inc.	4,266,853	0.4
36,700	(1)	Pure Storage, Inc. - Class A	936,217	0.1
49,200	(1)	Samsara, Inc.	970,224	0.1
51,771	(1)	SentinelOne, Inc.	846,974	0.1
27,400	(1)	Shopify, Inc.	1,313,556	0.2
6,400	(1)	Silicon Laboratories, Inc.	1,120,576	0.1
9,900		Skyworks Solutions, Inc.	1,168,002	0.1
7,000	(1)	Snowflake, Inc. - Class A	1,080,030	0.1
5,400	(1)	Synaptics, Inc.	600,210	0.1
40,200	(1)	Synopsys, Inc.	15,527,250	1.6
31,626	(1),(3),(4)	Tanium, Inc. Class B	139,471	0.0
8,400		TE Connectivity Ltd.	1,101,660	0.1
30,900		Teradyne, Inc.	3,322,059	0.4
14,700	(1)	Tyler Technologies, Inc.	5,213,208	0.5
4,900	(1)	VeriSign, Inc.	1,035,517	0.1
5,700	(1)	Workday, Inc.	1,177,278	0.1
12,500	(1)	Workiva, Inc.	1,280,125	0.1
7,900	(1)	Zebra Technologies Corp.	2,512,200	0.3
32,900	(1)	Zscaler, Inc.	3,843,707	0.4
			254,246,842	25.8

		Materials: 2.8%
15,300		Albemarle Corp.	3,381,912	0.3
17,300		Avery Dennison Corp.	3,095,489	0.3
15,180		Ball Corp.	836,570	0.1
57,200		CF Industries Holdings, Inc.	4,146,428	0.4
46,600		Corteva, Inc.	2,810,446	0.3
14,500	(2)	Nutrien Ltd.	1,070,825	0.1
29,500		PPG Industries, Inc.	3,940,610	0.4
12,700		RPM International, Inc.	1,107,948	0.1
42,800		Sealed Air Corp.	1,964,948	0.2
14,900		Steel Dynamics, Inc.	1,684,594	0.2
22,900		Vulcan Materials Co.	3,928,724	0.4
			27,968,494	2.8

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS
As of March 31, 2023 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Real Estate: 2.4%
6,800		Alexandria Real Estate Equities, Inc.	$854,012	0.1
143,800		CubeSmart	6,646,436	0.7
45,800		Equity Lifestyle Properties, Inc.	3,074,554	0.3
40,043		Lamar Advertising Co.	3,999,895	0.4
18,700		Rexford Industrial Realty, Inc.	1,115,455	0.1
11,900		SBA Communications Corp.	3,106,733	0.3
39,800		Simon Property Group, Inc.	4,456,406	0.5
			23,253,491	2.4

		Utilities: 0.1%
46,800		Vistra Corp.	1,123,200	0.1

	Total Common Stock
	(Cost $838,683,328)		974,558,552	98.9

PREFERRED STOCK: 0.9%
		Consumer Discretionary: 0.1%
32,438	(1),(3),(4)	Rappi, Inc. - Series E	1,168,092	0.1

		Health Care: 0.1%
123,878	(1),(3),(4)	Caris Life Sciences, Inc. Series D	815,117	0.1

		Information Technology: 0.7%
73,377	(1),(3),(4)	Databricks, Inc., Series F	4,402,620	0.4
7,908	(1),(3),(4)	Databricks, Inc., Series G	474,480	0.1
353,970	(1),(3),(4)	Tanium, Inc. - Series G	1,561,008	0.2
			6,438,108	0.7

	Total Preferred Stock
	(Cost $6,216,684)		8,421,317	0.9

	Total Long-Term Investments
	(Cost $844,900,012)		982,979,869	99.8

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.8%
		Repurchase Agreements: 0.8%
1,773,211	(5)	Bank of America Inc., Repurchase Agreement dated 03/31/23, 4.82%, due 04/03/23 (Repurchase Amount $1,773,913, collateralized by various U.S. Government Agency Obligations, 1.500%-3.000%, Market Value plus accrued interest $1,808,675, due 11/01/49-02/01/51)	1,773,211	0.2
325,551	(5)	Citigroup, Inc., Repurchase Agreement dated 03/31/23, 4.81%, due 04/03/23 (Repurchase Amount $325,680, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.500%-7.000%, Market Value plus accrued interest $332,062, due 12/26/24-03/20/53)	325,551	0.0
1,773,211	(5)	HSBC Securities USA, Repurchase Agreement dated 03/31/23, 4.80%, due 04/03/23 (Repurchase Amount $1,773,911, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $1,808,675, due 06/15/24-02/15/53)	1,773,211	0.2
1,773,211	(5)	Jefferies LLC, Repurchase Agreement dated 03/31/23, 4.91%, due 04/03/23 (Repurchase Amount $1,773,927, collateralized by various U.S. Government Agency Obligations, 0.000%-5.750%, Market Value plus accrued interest $1,808,686, due 04/14/23-03/21/28)	1,773,211	0.2
1,773,211	(5)	RBC Dominion Securities Inc., Repurchase Agreement dated 03/31/23, 4.82%, due 04/03/23 (Repurchase Amount $1,773,913, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.375%, Market Value plus accrued interest $1,808,675, due 04/06/23-02/20/53)	1,773,211	0.2

	Total Repurchase Agreements
	(Cost $7,418,395)		7,418,395	0.8

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS
As of March 31, 2023 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.0%
4,743	(6) T. Rowe Price Government Reserve Fund, 4.810%
	(Cost $4,743)	$4,743	0.0

	Total Short-Term Investments
	(Cost $7,423,138)	7,423,138	0.8

	Total Investments in Securities (Cost $852,323,150)	$990,403,007	100.6
	Liabilities in Excess of Other Assets	(5,513,123)	(0.6)
	Net Assets	$984,889,884	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(4)	Restricted security as to resale, excluding Rule 144A securities. As of March 31, 2023, the Portfolio held restricted securities with a fair value of $20,943,942 or 2.1% of net assets. Please refer to the table below for additional details.
(5)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(6)	Rate shown is the 7-day yield as of March 31, 2023.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2023
Asset Table
Investments, at fair value
Common Stock
Communication Services	$31,545,785	$–	$–	$31,545,785
Consumer Discretionary	149,632,651	–	–	149,632,651
Consumer Staples	33,167,760	–	–	33,167,760
Energy	37,933,207	–	10,345,554	48,278,761
Financials	68,175,058	–	–	68,175,058
Health Care	153,579,897	–	–	153,579,897
Industrials	183,586,613	–	–	183,586,613
Information Technology	252,069,771	–	2,177,071	254,246,842
Materials	27,968,494	–	–	27,968,494
Real Estate	23,253,491	–	–	23,253,491
Utilities	1,123,200	–	–	1,123,200
Total Common Stock	962,035,927	–	12,522,625	974,558,552
Preferred Stock	–	–	8,421,317	8,421,317
Short-Term Investments	$4,743	$7,418,395	$–	$7,423,138
Total Investments, at fair value	$962,040,670	$7,418,395	$20,943,942	$990,403,007

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS
As of March 31, 2023 (Unaudited) (Continued)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at March 31, 2023:

Investments, at fair value	Fair Value at March 31, 2023	Valuation Technique(s)*	Significant Unobservable Input(s)	Value or Range of Input(s)	Weighted Average of Inputs***	Impact to Valuation from an Increase in Input****
Common Stocks	$12,522,625	Market Approach	Projected Enterprise Value to EBITDA Multiple	12.0x	12.0x	Increase
		Market Approach	Enterprise Value to EBITDA Multiple	7.5x - 9.5x	7.5x - 9.5x	Increase
		Market Approach	Recent Comparable Transaction Price(s)	**	**	**
		Market Approach	Projected Enterprise Value to EBITDA Multiple	12.0x	12.0x	Increase
		Market Approach	Enterprise Value to EBITDA Multiple	7.5x - 9.5x	7.5x - 9.5x	Increase
		Market Approach	Enterprise Value to Sales Multiple	5.1x - 6.0x	6.0x	Increase
		Market Approach	Enterprise Value to Gross Profit Multiple	6.0x - 7.2x	6.0x - 7.2x	Increase
		Market Approach	Enterprise Value to Billings Multiple	5.4x	5.4x	Increase

Preferred Stocks	$8,421,317	Market Approach	Enterprise Value to Sales Multiple	5.3x	5.3x	Increase
		Market Approach	Recent Comparable Transaction Price(s)	**	**	**
		Market Approach	Enterprise Value to Sales Multiple	2.3x - 3.0x	2.3x - 3.0x	Increase
		Market Approach	Enterprise Value to Gross Merchandise Value Multiple	0.5x	0.5x	Increase
		Market Approach	Enterprise Value to Sales Multiple	5.1x - 6.0x	6.0x	Increase
		Market Approach	Enterprise Value to Gross Profit Multiple	6.0x - 7.2x	6.0x - 7.2x	Increase
		Market Approach	Enterprise Value to Billings Multiple	5.4x	5.4x	Increase
		Market Approach	Recent Comparable Transaction Price(s)	**	**	**
		Market Approach	Recent Comparable Transaction Price(s)	**	**	**
Total Investments, at fair value	$20,943,942

* Valuation techniques may change in order to reflect management’s judgment of current market participant assumptions.

** No quantitative unobservable inputs significant to the valuation technique were created by the Portfolio's management.

*** Unobservable inputs were weighted by the relative fair value of the instruments.

**** Represents the directional change in the fair value of the Level 3 investment(s) that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in signficantly higher or lower fair value measurements.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio's assets and liabilities during the period ended March 31, 2023:

	Common Stocks	Preferred Stocks	Total
Assets:
Beginning balance at December 31, 2022	$11,113,396	$8,421,317	$19,534,713
Purchases	-	-	-
Sales	-	-	-
Total realized gain (loss)	-	-	-
Net change in unrealized appreciation (depreciation)*****	1,409,229	-	1,409,229
Transfers into Level 3	-	-	-
Transfers out of Level 3	-	-	-
Ending balance at March 31, 2023	$12,522,625	$8,421,317	$20,943,942
Net change in unrealized appreciation (depreciation) on Level 3 securities still held as of March 31, 2023*****	$1,409,229	$-	$1,409,229

***** Any difference between net change in unrealized apprecation (depreciation) and net change in unrealized appreciation (depreciation) on Level 3 securities still held at March 31, 2023 may be due to securities no longer held or categorized as Level 3 at period end.

At March 31, 2023, VY® T. Rowe Price Diversified Mid Cap Growth Portfolio held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
Caris Life Sciences, Inc. Series D	5/11/2021	$1,003,412	$815,117
Databricks, Inc.	7/24/2020	543,644	2,037,600
Databricks, Inc., Series F	10/22/2019	1,050,475	4,402,620
Databricks, Inc., Series G	2/1/2021	467,542	474,480
Rappi, Inc. - Series E	9/8/2020	1,938,042	1,168,092
Tanium, Inc. - Series G	8/26/2015	1,757,213	1,561,008
Tanium, Inc. Class B	9/24/2020	360,384	139,471
Venture Global LNG, Inc. - Series B	3/8/2018	132,880	753,650
Venture Global LNG, Inc. - Series C	10/16/2017	2,083,973	9,591,904
		$9,337,565	$20,943,942

At March 31, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $852,986,324.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$208,699,454
Gross Unrealized Depreciation	(71,282,771)
Net Unrealized Appreciation	$137,416,683